Revenue	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Revenue
5. Revenue

	For the years ended,
	December 31, 2025	December 31, 2024	December 31, 2023
	$	$	$
Kellplant Proprietary Ltd	-	-	129,680
Kelltechnology SA Proprietary Ltd	-	-	684,407
Consulting and management fee from joint ventures	-	-	814,087
Technical and laboratory services revenue	1,057,043	140,522	663,739
Total revenue	1,057,043	140,522	1,477,826
Technical and laboratory services revenue of $1,057,043 during the year ended December 31, 2025 (2024: $140,522) is attributed to technical and laboratory services provided by Simulus to third-party customers.